Operating Leases (Details ) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Lease, Lease Income [Abstract]
Operating lease cost	¥ 36,607,623	¥ 58,317,758	¥ 47,896,817
Weighted-average remaining lease term	2 years
Weighted-average discount rate	4.75%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	¥ 39,195,151
ROU assets obtained in exchange for new operating lease liabilities	¥ 38,133,941